CONTINGENCIES AND COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 26, 2018	Aug. 31, 2023
Disclosure of contingent liabilities [line items]
Minimum operating lease payments		$ 574
Maseve Investments 11 (Pty) Ltd. [Member]
Disclosure of contingent liabilities [line items]
Value for sale transaction	$ 74,000
Proportion of ownership and voting rights held by non-controlling interests	17.10%
Proportion of ownership interest in subsidiary	82.90%